Offerings - Offering: 1	Aug. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value of $0.0001
Amount Registered | shares	29,164,045
Proposed Maximum Offering Price per Unit	17.7597
Maximum Aggregate Offering Price	$ 517,944,689.99
Fee Rate	0.01381%
Amount of Registration Fee	$ 71,528.17
Offering Note	(A) The amount of shares registered represents an aggregate of 29,164,045 shares of common stock, par value $0.0001 per share, of Obsidian Therapeutics, Inc. (the "Common Stock"), all of which were acquired by the selling stockholders named in the prospectus that forms a part of this registration statement (this "Registration Statement") in a private placement. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Common Stock that may be offered or become issuable as a result of stock splits, stock dividends, or other distribution, recapitalization or similar event or transaction effected without the receipt of consideration which results in an increase in the number of outstanding Common Stock. (B) Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) under the Securities Act and based upon the average of the high and low sales prices of the Common Stock, as reported on the Nasdaq Capital Market on August 27, 2026, which date is within five business days prior to the filing of this Registration Statement.